Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) (USD $)	9 Months Ended
	Dec. 31, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 18,404,118		$ 22,658,260
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	4.50%	[1]	5.10%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(4,254,142)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(18.80%)
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	3,757,801		3,638,929
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.90%	[1]	0.80%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	118,872
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	3.30%
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	86,991		20,808
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	[1]	0.00%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	66,183
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	318.10%
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	13,913,190		18,378,165
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	3.40%	[1]	4.20%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(4,464,975)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(24.30%)
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	646,136		620,358
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.20%	[1]	0.10%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 25,778
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	4.20%

[1]	PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.